Details of the NovAlix transaction - Advance (Details) - Drug discovery collaboration transaction with NovAliX € in Thousands	1 Months Ended
Jun. 30, 2023 EUR (€)
Ifrs Collaborative Arrangement And Arrangements Other Than Collaborative [Line Items]
Loss on sale of fixed assets	€ 12,506
Result of transfer of retirement benefit liability	(3,022)
Result of transfer of right-of-use asset	174
Advance related to the NovAliX transaction	€ 9,658